CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance, beginning of period at Jan. 31, 2023	$ 538,448	$ 486,551	$ (30,456)	$ 104,848
Stock-based compensation expense (Note 16)		7,370
Stock options and share units exercised	8,536	(7,401)
Other comprehensive income (loss), net of income taxes			8,439
Net income				57,469	$ 57,469
Balance, end of period at Jul. 31, 2023	546,984	486,520	(22,017)	162,317	1,173,804
Balance, beginning of period at Apr. 30, 2023	546,274	482,214	(30,452)	134,201
Stock-based compensation expense (Note 16)		4,451
Stock options and share units exercised	710	(145)
Other comprehensive income (loss), net of income taxes			8,435
Net income				28,116	28,116
Balance, end of period at Jul. 31, 2023	546,984	486,520	(22,017)	162,317	1,173,804
Balance, beginning of period at Jan. 31, 2024	551,164	494,701	(28,586)	220,755	1,238,034
Stock-based compensation expense (Note 16)		9,277
Stock options and share units exercised	10,686	(9,918)
Other comprehensive income (loss), net of income taxes			(5,663)
Net income				69,348	69,348
Balance, end of period at Jul. 31, 2024	561,850	494,060	(34,249)	290,103	1,311,764
Balance, beginning of period at Apr. 30, 2024	557,741	489,378	(35,983)	255,422
Stock-based compensation expense (Note 16)		5,508
Stock options and share units exercised	4,109	(826)
Other comprehensive income (loss), net of income taxes			1,734
Net income				34,681	34,681
Balance, end of period at Jul. 31, 2024	$ 561,850	$ 494,060	$ (34,249)	$ 290,103	$ 1,311,764